Nature of Business and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business and Basis of Presentation
1.	Nature of Business and Basis of Presentation
Nature of Business
Getaround, Inc. (“Getaround” or the “Company”) is an
on-line
car rental service company headquartered in San Francisco, California that was formed as a Delaware corporation in September 2009. The Company provides peer-to-peer
car-sharing
service powered by its proprietary technology, which allows car owners to earn income sharing their cars with pre-qualified
drivers on the Company’s network. As of September 30, 2022, the Company operated globally in major U.S. cities and certain European markets, including France and Norway.
Going Concern and Liquidity
The accompanying condensed consolidated financial statements have been prepared assuming the Company will continue as a going concern. The Company has experienced losses since its inception and had an accumulated deficit as of September 30, 2022 and December 31, 2021 of $726,527,000 and $625,944,000, respectively. Such losses primarily resulted from the costs incurred in the development of the Company’s technology platform, consumer products and sales and marketing to grow the Company’s user base. The Company expects operating losses and negative cash flows to continue for the foreseeable future as it continues to develop and promote its platform, as well as to grow its user base through new markets.
As of September 30, 2022, and December 31, 2021, the Company had $27,216,000 and $62,516,000, respectively, in unrestricted cash and cash equivalents available to fund future operations. The Company’s capital requirements will depend on many factors and the Company may need to use available capital resources and/or raise additional capital earlier than currently anticipated. Should the Company pursue additional debt and/or equity financing, there can be no assurance that such financing will be available on terms commercially acceptable to the Company. If the Company is unable to obtain additional funding when needed, it will need to curtail planned activities to reduce costs, which will likely have an unfavorable effect on the Company’s ability to execute on its business plan, and have an adverse effect on its business, results of operations and future prospects. These matters raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date the financial statements are issued. The accompanying condensed consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties.
COVID-19
Pandemic
On January 30, 2020, the World Health Organization declared the outbreak of a novel coronavirus strain
(“COVID-19”)
a global health emergency and characterized the outbreak as a pandemic on March 11, 2020. As a result, the pandemic severely restricted the level of economic activity globally and continues to have an unprecedented effect on the global travel and hospitality industry. At times governments and regulatory authorities have implemented measures to contain the
COVID-19
pandemic, such as imposing restrictions on travel and business operations. Given the daily evolution of the
COVID-19
outbreak, it is still uncertain what the full magnitude of the pandemic will have on the Company’s financial condition, liquidity and future results of operations.
As the impact of
COVID-19
continues to evolve, estimates and assumptions about future events and their effects cannot be determined with certainty and therefore require increased judgment and carry a higher degree of variability and volatility. These estimates and assumptions may change in future periods and will be recognized in the consolidated financial statements as new events occur and additional information becomes known. To the extent the Company’s actual results differ materially from those estimates and assumptions, the Company’s future consolidated financial statements could be affected. In response, management is actively monitoring the global

situation on its financial condition, liquidity, operations, suppliers, industry, and workforce. The condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Basis of Accounting
The unaudited condensed consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) for interim reporting. As permitted under those rules, certain footnotes or other financial information that are normally required by GAAP have been condensed or omitted. As such, the information should be read in conjunction with the audited consolidated financial statements and the related notes thereto as of and for the year ended December 31, 2021. Any reference in these notes to applicable guidance is meant to refer to the authoritative GAAP as found in the Accounting Standards Codification (“ASC”) and an Accounting Standards Update (“ASU”) of the Financial Accounting Standards Board (“FASB”).
Other than ASC 842 (defined below within Note 2 “
Recently Adopted Accounting Standards”)
which was adopted January 1, 2022, as discussed in Note 2, these interim condensed consolidated financial statements follow the same significant accounting policies as those included in our audited consolidated financial statements for the year ended December 31, 2021. In the opinion of management, these condensed consolidated financial statements reflect all adjustments, consisting only of normal recurring adjustments, which are necessary for the fair statement of the condensed consolidated financial position, results of operations, and cash flows for these interim periods.
The unaudited condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany accounts and transactions have been eliminated in the unaudited condensed consolidated financial statements herein.

1. Nature of Business and Basis of Presentation
Nature of Business
Getaround, Inc. (Getaround or the Company) is an
on-line
car rental service company headquartered in San Francisco, California that was formed as a Delaware corporation in September 2009. The Company provides peer-to-peer
car-sharing
service powered by its proprietary technology, which allows car owners to earn income sharing their cars with pre-qualified
drivers on the Company’s network. As of December 31, 2021, the Company operated globally in major U.S. cities and certain European markets, including France and Norway.
Going Concern and Liquidity
The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern. The Company has experienced losses since its inception and had an accumulated deficit as of December 31, 2021 and 2020 of $625,944,000 and $505,881,000, respectively. Such losses primarily resulted from the costs incurred in the development of the Company’s technology platform, consumer products and sales and marketing to grow the Company’s user base. The Company expects operating losses and negative cash flows to continue for the foreseeable future as it continues to develop and promote its platform, as well as to grow its user base through new markets.
As of December 31, 2021, and 2020, the Company had $62,516,000 and $49,879,000, respectively, in unrestricted cash and cash equivalents available to fund future operations. The Company’s capital requirements will depend on many factors and the Company may need to use available capital resources and/or raise additional capital earlier than currently anticipated. Should the Company pursue additional debt and/or equity financing, there can be no assurance that such financing will be available on terms commercially acceptable to the Company. If the Company is unable to obtain additional funding when needed, it will need to curtail planned activities to reduce costs, which will likely have an unfavorable effect on the Company’s ability to execute on its business plan, and have an adverse effect on its business, results of operations and future prospects. These matters raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date the financial statements are issued. The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties.
COVID-19
Pandemic
On January 30, 2020, the World Health Organization declared the outbreak of a novel coronavirus strain
(COVID-19)
a global health emergency and characterized the outbreak as a pandemic on March 11, 2020. As a result, the pandemic severely restricted the level of economic activity globally and continues to have an unprecedented effect on the global travel and hospitality industry. At times governments and regulatory authorities have implemented measures to contain the
COVID-19
pandemic, such as imposing restrictions on travel and business operations. Given the daily evolution of the
COVID-19
outbreak, it is still uncertain what the full magnitude of the pandemic will have on the Company’s financial condition, liquidity and future results of operations.
The Company suffered during the initial outbreak of the novel coronavirus in March and April 2020, when demand dropped significantly. In response, the Company sought financial support from a U.S. pandemic aid program through the Paycheck Protection Program (PPP) and streamlined operations by winding down the Company’s fleet management program for subleasing leased vehicles. (See Note 11 — Notes Payable and Note 12 — Commitments and Contingencies for additional information) During 2020, the Company further implemented certain cost-cutting measures by introducing temporary pay cuts across the organization and placed a meaningful amount of employees on furlough in response to the
COVID-19
pandemic. Nearly all employees in France were furloughed as the French government compensated furloughed employees for lost wages during the early COVID period. During the fourth quarter of 2020 and the first quarter of 2021, compensation was returned to pre-COVID
levels along with a slight increase in compensation across the organization.
The extent and duration of the impact of the
COVID-19
pandemic over the longer term continues to be uncertain and dependent on future developments that cannot be accurately predicted at this time. These uncertainties include, but are not limited to, the introduction and spread of new variants of the virus, such as the Delta and Omicron variants which emerged in 2021, that may be more transmissible; the extent and effectiveness of containment actions taken, including mobility restrictions; the timing, availability, and effectiveness of vaccines; and the impact of these and other factors on travel behavior in general, and on our business in particular. Uncertainty related to the pandemic may result in a reduction in bookings and an increase in booking cancellations. Furthermore, the aforementioned developments could also discourage potential users from adding their car to our network, which may result in a reduced ability to grow our business.
As the impact of
COVID-19
continues to evolve, estimates and assumptions about future events and their effects cannot be determined with certainty and therefore require increased judgment and carry a higher degree of variability and volatility. These estimates and assumptions may change in future periods and will be recognized in the consolidated financial statements as new events occur and additional information becomes known. To the extent the Company’s actual results differ materially from those estimates and assumptions, the Company’s future consolidated financial statements could be affected. In response, management is actively monitoring the global situation on its financial condition, liquidity, operations, suppliers, industry, and workforce. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Basis of Accounting
The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). Any reference in these notes to applicable guidance is meant to refer to the authoritative GAAP as found in the Accounting Standards Codification (ASC) and an Accounting Standards Update (ASU) of the Financial Accounting Standards Board (FASB). The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany accounts and transactions have been eliminated in the consolidated financial statements herein.
Revision of Previously Audited Financial Statements for Correction of Immaterial Reclassifications
The Company adjusted the previously issued comparative balance sheet for the year-ended December 31, 2020, to reclassify $7,235,000 from Other accrued liabilities to Other Long-term Liabilities. The reclassification related to an immaterial misclassification of the non-current
portion of deferred rent and lease incentive obligations.